Derivative Financial Instruments - Narrative (Details) - Interest rate cap agreements - securities available for sale $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Unrealized loss on derivative instrument to be reclassified into earnings	$ 75.0
No hedge designation
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative instrument, amount of contract matured	$ 15.0